13. Income Taxes	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income Taxes

13.	INCOME TAXES

Significant components of the Company’s deferred tax assets and liabilities for federal and state income taxes as of December 31, 2018 and 2017 are as follows:

	December 31,
	2018	2017
Deferred tax assets:
Net operating loss	$104,000	$766,000
Provisions and accrued liabilities	–	29,000
Deferred tax liabilities:
Total deferred tax asset	104,000	795,000

Less valuation allowance	(104,000)	(795,000)
Net deferred tax asset	$–	$–

As of December 31, 2018 and 2017, the Company had gross federal net operating loss carryforwards of approximately $4,140,000 and $3,646,000, respectively. The Company expects the limitation placed on the federal net operating loss carryforwards prior to the ownership change will likely expire unused. As of December 31, 2018, all tax years are open for examination by the taxing authorities.

Due to the enactment of the Tax Reform Act of 2017, the corporate tax rate for those tax years beginning with 2018 has been reduced to 21%.